Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (12.4%)

	Airlines (0.3%)

82,001	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$83,107

13,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	13,532

52,844	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	58,629

42,492	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	47,513

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

33,000	5.500%, 04/20/26	34,563

11,000	5.750%, 04/20/29	11,905

50,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	50,788

37,913	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	44,872

23,800	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	26,850

18,088	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	18,730

39,191	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	40,145

25,978	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	25,754

		456,388

	Communication Services (1.4%)

75,000	Arrow Bidco, LLC* 9.500%, 03/15/24	76,999

33,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	33,525

30,000	Brink’s Company* 5.500%, 07/15/25	31,626

95,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	99,930

60,000	CommScope, Inc.* 5.500%, 03/01/24	61,818

50,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	54,054

200,000	CSC Holdings, LLC* 5.500%, 04/15/27	209,420

46,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	48,475

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

45,000	6.625%, 08/15/27	18,092

27,000	5.375%, 08/15/26	15,709

PRINCIPAL AMOUNT		VALUE

5,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	$5,174

150,000	Embarq Corp. 7.995%, 06/01/36	168,277

	Entercom Media Corp.*^

32,000	6.500%, 05/01/27	32,996

22,000	6.750%, 03/31/29	22,474

25,000	Frontier Florida, LLC& 6.860%, 02/01/28	27,418

65,000	Frontier North, Inc.@ 6.730%, 02/15/28	70,756

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

40,000	3.500%, 03/01/29	40,077

13,000	5.250%, 12/01/27	13,665

15,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	16,808

60,000	iHeartCommunications, Inc.* 5.250%, 08/15/27	62,605

	Intelsat Jackson Holdings, SA@

30,000	9.750%, 07/15/25*	16,976

25,000	5.500%, 08/01/23	13,799

27,833	Ligado Networks, LLC*

	15.500%, 11/01/23

	15.500% PIK rate	27,567

60,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	61,772

	Netflix, Inc.

40,000	4.875%, 06/15/30*	48,268

25,000	4.875%, 04/15/28^	29,252

	Scripps Escrow II, Inc.*

23,000	3.875%, 01/15/29	23,032

11,000	5.375%, 01/15/31^	11,009

61,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	63,197

23,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	23,984

	Sirius XM Radio, Inc.*

65,000	5.500%, 07/01/29^	71,298

65,000	4.625%, 07/15/24^	66,787

33,000	4.000%, 07/15/28	34,056

30,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	30,616

80,000	Sprint Capital Corp.^ 6.875%, 11/15/28	103,294

110,000	Sprint Corp. 7.125%, 06/15/24	126,678

35,000	Telecom Italia Capital, SA 6.000%, 09/30/34	40,259

60,000	United States Cellular Corp. 6.700%, 12/15/33	74,745

19,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	204

		1,976,691

	Consumer Discretionary (1.8%)

46,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	49,859

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

39,000	6.625%, 01/15/28	$41,643

27,000	4.625%, 08/01/29	27,095

13,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	13,558

65,000	Bally’s Corp.* 6.750%, 06/01/27	70,322

	Caesars Entertainment, Inc.*

21,000	8.125%, 07/01/27	23,139

21,000	6.250%, 07/01/25	22,195

80,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	80,675

	Carnival Corp.*

21,000	10.500%, 02/01/26^	24,078

11,000	7.625%, 03/01/26	11,677

50,000	Carriage Services, Inc.* 4.250%, 05/15/29	50,042

30,000	Carvana Company* 5.625%, 10/01/25	31,183

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

155,000	5.125%, 05/01/27	162,355

50,000	4.750%, 03/01/30	53,067

32,000	5.750%, 02/15/26	33,101

21,000	4.250%, 02/01/31	21,671

20,000	5.000%, 02/01/28^	20,990

39,000	Cedar Fair, LP^ 5.250%, 07/15/29	39,732

	Century Communities, Inc.

65,000	6.750%, 06/01/27	69,544

58,000	5.875%, 07/15/25	59,965

	DISH DBS Corp.

41,000	7.750%, 07/01/26	46,871

30,000	7.375%, 07/01/28^	32,496

32,000	Everi Holdings, Inc.* 5.000%, 07/15/29	32,756

30,000	Ford Motor Company 8.500%, 04/21/23	33,355

200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	200,750

	goeasy, Ltd.*

75,000	5.375%, 12/01/24	77,872

40,000	4.375%, 05/01/26	41,266

22,000	Goodyear Tire & Rubber Company*^ 5.000%, 07/15/29	23,199

23,000	Guitar Center, Inc.*& 8.500%, 01/15/26	24,591

	L Brands, Inc.

57,000	6.694%, 01/15/27	67,731

34,000	6.875%, 11/01/35	43,774

25,000	Liberty Interactive, LLC 8.500%, 07/15/29	28,708

	Life Time, Inc.*

50,000	5.750%, 01/15/26	50,894

33,000	8.000%, 04/15/26^	34,594

	M/I Homes, Inc.

60,000	5.625%, 08/01/25	61,790

40,000	4.950%, 02/01/28	42,204

	Macy’s Retail Holdings, LLC

20,000	6.700%, 07/15/34*	21,283

10,000	5.125%, 01/15/42	9,159

21,000	Macy’s, Inc.* 8.375%, 06/15/25	22,912

PRINCIPAL AMOUNT		VALUE

	Mattel, Inc.*

65,000	5.875%, 12/15/27	$71,191

6,000	3.750%, 04/01/29^	6,334

75,000	Meritage Homes Corp. 6.000%, 06/01/25	85,366

50,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	50,460

33,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	34,373

49,000	Newell Brands, Inc.^ 4.700%, 04/01/26	54,655

22,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	21,696

111,000	Rite Aid Corp.* 8.000%, 11/15/26	111,558

	Royal Caribbean Cruises, Ltd.*

25,000	11.500%, 06/01/25	28,644

13,000	10.875%, 06/01/23	14,777

53,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	53,667

65,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	66,505

39,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	44,155

13,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	15,089

50,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	51,043

45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	44,704

11,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	11,384

		2,567,697

	Consumer Staples (0.6%)

51,000	Central Garden & Pet Company* 4.125%, 04/30/31	52,176

	Edgewell Personal Care Company*

33,000	4.125%, 04/01/29	33,234

23,000	5.500%, 06/01/28	24,376

49,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	49,286

25,000	Fresh Market, Inc.* 9.750%, 05/01/23	25,772

50,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	55,021

19,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	21,423

	Kraft Heinz Foods Company

65,000	4.375%, 06/01/46	74,866

12,000	4.250%, 03/01/31^	13,835

12,000	3.875%, 05/15/27	13,294

33,000	New Albertsons, LP 7.750%, 06/15/26	37,912

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	$43,761

75,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	80,298

	Post Holdings, Inc.*

60,000	5.750%, 03/01/27	62,580

32,000	4.625%, 04/15/30^	32,632

42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	41,699

50,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	54,067

	Vector Group, Ltd.*

70,000	5.750%, 02/01/29	71,334

28,000	10.500%, 11/01/26	29,796

		817,362

	Energy (1.2%)

	Antero Resources Corp.*

16,000	7.625%, 02/01/29	17,539

11,000	5.375%, 03/01/30^	11,202

	Apache Corp.

45,000	5.100%, 09/01/40^	48,314

26,000	4.875%, 11/15/27	28,004

23,000	4.625%, 11/15/25	24,750

	Buckeye Partners, LP

40,000	3.950%, 12/01/26	40,667

25,000	5.850%, 11/15/43	25,449

32,000	ChampionX Corp. 6.375%, 05/01/26	33,520

	Cheniere Energy Partners, LP

50,000	5.625%, 10/01/26	51,713

10,000	4.000%, 03/01/31*	10,587

23,000	Cheniere Energy, Inc. 4.625%, 10/15/28	24,306

	Continental Resources, Inc.^

45,000	3.800%, 06/01/24	47,253

35,000	4.375%, 01/15/28	39,122

80,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	75,290

349	Diamond Foreign Asset Company / Diamond Finance, LLC

	13.000%, 04/22/27

	13.000% PIK rate	350

22,000	DT Midstream, Inc.* 4.125%, 06/15/29	22,581

65,000	Energy Transfer, LP‡ 3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	53,643

32,000	6.500%, 11/15/26 5 year CMT + 5.69%	32,776

60,000	EnLink Midstream Partners, LP 6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	46,478

50,000	4.850%, 07/15/26	52,337

	EQT Corp.

28,000	7.500%, 02/01/30	36,814

20,000	6.625%, 02/01/25	23,135

12,000	5.000%, 01/15/29	13,574

43,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	42,503

	Gulfport Energy Operating Corp.

45,000	6.375%, 05/15/25@	1,913

13,167	8.000%, 05/17/26^	14,105

PRINCIPAL AMOUNT		VALUE

	Laredo Petroleum, Inc.

42,000	10.125%, 01/15/28	$44,515

10,000	7.750%, 07/31/29*	9,685

50,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	51,270

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27	24,029

25,000	7.500%, 01/15/26	22,644

22,000	Murphy Oil Corp. 6.375%, 07/15/28	23,304

	New Fortress Energy, Inc.*

22,000	6.500%, 09/30/26	22,262

20,000	6.750%, 09/15/25	20,428

25,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	15,054

10,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	10,464

	Occidental Petroleum Corp.

135,000	4.300%, 08/15/39	134,028

98,000	2.900%, 08/15/24	98,806

22,000	5.875%, 09/01/25^	24,408

15,000	Ovintiv, Inc.^ 6.500%, 08/15/34	20,039

69,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	68,562

40,000	Parkland Corp. / Canada* 5.875%, 07/15/27	42,698

50,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	44,838

16,000	Range Resources Corp.* 8.250%, 01/15/29	17,736

27,000	Transocean, Inc.*^ 11.500%, 01/30/27	26,899

	Venture Global Calcasieu Pass, LLC*

10,000	4.125%, 08/15/31	10,316

10,000	3.875%, 08/15/29	10,223

22,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	22,995

25,000	Viper Energy Partners, LP* 5.375%, 11/01/27	26,232

40,000	W&T Offshore, Inc.* 9.750%, 11/01/23	38,525

23,000	Weatherford International, Ltd.* 11.000%, 12/01/24	23,831

		1,671,716

	Financials (2.3%)

	Acrisure, LLC / Acrisure Finance, Inc.*

131,000	7.000%, 11/15/25^	133,309

64,000	6.000%, 08/01/29	64,048

32,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	34,284

48,000	AG Issuer, LLC* 6.250%, 03/01/28	50,482

110,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	115,045

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

39,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	$40,988

35,000	8.000%, 11/01/31	51,027

20,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	20,835

43,000	AmWINS Group, Inc.* 4.875%, 06/30/29	43,914

120,000	AssuredPartners, Inc.* 7.000%, 08/15/25	122,314

48,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	51,125

44,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	44,856

141,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	146,801

	Credit Acceptance Corp.^

65,000	6.625%, 03/15/26	68,780

52,000	5.125%, 12/31/24*	53,798

15,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	16,130

65,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	67,419

48,000	Enact Holdings, Inc.*^ 6.500%, 08/15/25	52,125

64,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	63,569

84,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	86,111

225,000	HUB International, Ltd.* 7.000%, 05/01/26	233,397

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

65,000	5.250%, 05/15/27	68,465

31,000	4.375%, 02/01/29	31,420

100,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	84,685

120,000	Iron Mountain, Inc.* 5.250%, 03/15/28	125,875

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

88,000	5.250%, 10/01/25	89,465

22,000	4.750%, 06/15/29	21,932

51,000	LD Holdings Group, LLC* 6.125%, 04/01/28	50,682

	Level 3 Financing, Inc.

45,000	4.250%, 07/01/28*	45,895

35,000	5.375%, 05/01/25	35,820

	LPL Holdings, Inc.*

55,000	4.000%, 03/15/29	55,940

16,000	4.375%, 05/15/31	16,423

100,000	MetLife, Inc.^ 6.400%, 12/15/66	128,243

	Navient Corp.

95,000	5.000%, 03/15/27	99,129

50,000	4.875%, 03/15/28	50,479

	OneMain Finance Corp.

65,000	7.125%, 03/15/26	76,589

41,000	6.875%, 03/15/25	46,609

PRINCIPAL AMOUNT		VALUE

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

27,000	7.500%, 06/01/25	$29,285

23,000	5.875%, 10/01/28	24,554

26,000	PHH Mortgage Corp.* 7.875%, 03/15/26	26,724

50,000	Prospect Capital Corp.µ 3.706%, 01/22/26	51,941

20,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	20,159

65,000	Radian Group, Inc. 4.875%, 03/15/27	70,696

50,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	50,570

33,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	33,475

28,000	SLM Corp. 4.200%, 10/29/25	30,343

65,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	68,986

43,000	StoneX Group, Inc.* 8.625%, 06/15/25	46,756

	United Wholesale Mortgage, LLC*

34,000	5.500%, 11/15/25	35,073

22,000	5.500%, 04/15/29	21,916

52,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	53,599

	XHR, LP*

47,000	6.375%, 08/15/25	50,139

22,000	4.875%, 06/01/29	22,535

		3,224,759

	Health Care (1.3%)

22,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	23,158

145,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	157,058

	Bausch Health Companies, Inc.*

60,000	5.250%, 02/15/31^	56,285

50,000	5.000%, 01/30/28	47,860

20,000	5.000%, 02/15/29	18,915

	Centene Corp.

52,000	4.250%, 12/15/27	54,849

23,000	3.000%, 10/15/30	23,942

22,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	22,573

	CHS/Community Health Systems, Inc.*

88,000	6.125%, 04/01/30	89,278

60,000	8.000%, 03/15/26	64,361

25,000	6.875%, 04/15/29	26,345

	DaVita, Inc.*

68,000	4.625%, 06/01/30	70,316

32,000	3.750%, 02/15/31	31,158

	Encompass Health Corp.

20,000	4.750%, 02/01/30^	21,455

20,000	4.500%, 02/01/28	20,838

52,000	HCA, Inc. 7.500%, 11/06/33	74,337

200,000	Jazz Securities DAC* 4.375%, 01/15/29	208,826

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	$49,957

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	206,260

62,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	57,891

	Tenet Healthcare Corp.

120,000	6.250%, 02/01/27*	125,160

75,000	4.625%, 07/15/24	76,090

70,000	6.875%, 11/15/31	80,281

65,000	4.875%, 01/01/26*	67,395

195,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	193,473

		1,868,061

	Industrials (2.1%)

45,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	49,832

50,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	50,025

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

65,000	4.625%, 01/15/27	68,794

59,000	4.875%, 02/15/30	63,915

23,000	3.500%, 03/15/29	23,247

	Allison Transmission, Inc.*

40,000	4.750%, 10/01/27	41,800

10,000	3.750%, 01/30/31	10,010

11,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	11,148

10,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	8,914

25,000	Arcosa, Inc.* 4.375%, 04/15/29	25,629

200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	211,228

28,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	30,841

40,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	40,139

65,000	Berry Global, Inc.*^ 4.875%, 07/15/26	68,622

44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	45,111

	Cascades, Inc. / Cascades USA, Inc.*

39,000	5.125%, 01/15/26	41,337

26,000	5.375%, 01/15/28	27,403

	Delta Air Lines, Inc.

12,000	7.375%, 01/15/26	14,141

11,000	3.800%, 04/19/23^	11,366

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

11,000	4.750%, 10/20/28	12,330

6,000	4.500%, 10/20/25µ	6,463

36,000	Dun & Bradstreet Corp.* 6.875%, 08/15/26	38,214

32,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	31,072

PRINCIPAL AMOUNT		VALUE

25,000	EnerSys* 4.375%, 12/15/27	$26,190

23,000	GFL Environmental, Inc.* 3.750%, 08/01/25	23,695

	Golden Nugget, Inc.*

35,000	6.750%, 10/15/24	35,128

25,000	8.750%, 10/01/25^	26,365

23,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	24,626

25,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	27,935

	Graphic Packaging International, LLC*

30,000	4.750%, 07/15/27	32,555

20,000	3.500%, 03/01/29	19,948

11,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	11,359

101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	100,306

25,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	25,536

65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	68,319

	Howmet Aerospace, Inc.

61,000	5.125%, 10/01/24	67,233

18,000	6.875%, 05/01/25	20,960

62,000	JELD-WEN, Inc.* 4.625%, 12/15/25	63,250

20,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	21,692

49,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	50,529

21,000	MasTec, Inc.* 4.500%, 08/15/28	22,162

27,000	Meritor, Inc.* 4.500%, 12/15/28	27,650

33,000	Moog, Inc.* 4.250%, 12/15/27	34,092

60,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	61,072

52,000	Novelis Corp.* 4.750%, 01/30/30	55,451

50,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	50,884

	Patrick Industries, Inc.*

30,000	7.500%, 10/15/27	32,646

22,000	4.750%, 05/01/29	22,468

55,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	59,722

10,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	10,609

55,000	QVC, Inc. 4.375%, 09/01/28	56,552

50,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	50,011

125,000	Scientific Games International, Inc.* 5.000%, 10/15/25	128,582

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

19,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	$20,054

40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	40,400

	Sinclair Television Group, Inc.*

23,000	4.125%, 12/01/30	22,328

20,000	5.500%, 03/01/30^	20,090

	Standard Industries, Inc.*

50,000	5.000%, 02/15/27	51,803

11,000	4.375%, 07/15/30^	11,321

	Station Casinos, LLC*

90,000	4.500%, 02/15/28	90,859

34,000	5.000%, 10/01/25	34,474

23,000	Stericycle, Inc.* 3.875%, 01/15/29	23,346

35,000	STL Holding Company, LLC* 7.500%, 02/15/26	36,935

	TransDigm, Inc.

95,000	6.250%, 03/15/26*	99,823

60,000	7.500%, 03/15/27	63,658

22,000	Tronox, Inc.*^ 4.625%, 03/15/29	22,413

	United Rentals North America, Inc.

20,000	5.875%, 09/15/26	20,686

20,000	3.750%, 01/15/32	20,000

11,000	3.875%, 02/15/31	11,334

25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	25,536

	WESCO Distribution, Inc.*

27,000	7.125%, 06/15/25^	29,124

13,000	7.250%, 06/15/28	14,494

65,000	XPO Logistics, Inc.* 6.750%, 08/15/24	67,485

		2,915,271

	Information Technology (0.6%)

21,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	21,661

25,000	CDK Global, Inc.* 5.250%, 05/15/29	27,259

39,000	Clear Channel Worldwide Holdings, Inc.*^ 5.125%, 08/15/27	40,119

60,000	CommScope Technologies, LLC* 6.000%, 06/15/25	60,972

	Dell International, LLC / EMC Corp.

55,000	6.020%, 06/15/26µ	66,217

45,000	6.100%, 07/15/27	55,673

25,000	5.850%, 07/15/25µ	29,392

26,000	Fair Isaac Corp.* 4.000%, 06/15/28	27,206

50,000	KBR, Inc.* 4.750%, 09/30/28	50,895

50,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	48,635

22,000	NCR Corp.* 5.125%, 04/15/29	22,929

53,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	53,533

34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	35,426

PRINCIPAL AMOUNT		VALUE

39,000	Open Text Corp.* 3.875%, 02/15/28	$40,370

22,000	Playtika Holding Corp.* 4.250%, 03/15/29	21,966

36,000	PTC, Inc.* 4.000%, 02/15/28	37,306

50,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	50,374

	Twilio, Inc.

30,000	3.625%, 03/15/29	30,858

11,000	3.875%, 03/15/31^	11,511

50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	50,097

		782,399

	Materials (0.5%)

27,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	28,390

35,000	ArcelorMittal, SA 7.250%, 10/15/39	51,149

65,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	65,771

	Freeport-McMoRan, Inc.

35,000	5.000%, 09/01/27	36,986

25,000	5.450%, 03/15/43	32,142

20,000	5.400%, 11/14/34	25,426

34,000	HB Fuller Company 4.250%, 10/15/28	34,832

43,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	44,045

40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	42,193

	Kaiser Aluminum Corp.*

25,000	4.625%, 03/01/28^	26,139

5,000	4.500%, 06/01/31	5,206

36,000	Mercer International, Inc.^ 5.125%, 02/01/29	36,762

	New Gold, Inc.*

14,000	6.375%, 05/15/25	14,452

13,000	7.500%, 07/15/27^	14,052

23,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	24,948

22,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	13,294

56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	58,193

21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	21,434

39,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	40,911

23,000	Valvoline, Inc.* 3.625%, 06/15/31	22,928

		639,253

	Real Estate (0.1%)

34,000	EPR Properties^ 3.750%, 08/15/29	34,531

	Forestar Group, Inc.*

38,000	5.000%, 03/01/28	39,611

11,000	3.850%, 05/15/26	11,167

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

34,000		iStar, Inc. 5.500%, 02/15/26	$35,696

		Service Properties Trust

65,000		4.350%, 10/01/24	65,608

20,000		5.250%, 02/15/26	20,245

			206,858

		Utilities (0.2%)

39,000		Calpine Corp.* 4.500%, 02/15/28	40,256

20,000		NRG Energy, Inc. 6.625%, 01/15/27	20,727

68,000		PPL Capital Funding, Inc.^‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	66,676

		Talen Energy Supply, LLC*

25,000		10.500%, 01/15/26	17,258

10,000		7.250%, 05/15/27	9,130

65,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	70,383

			224,430

		TOTAL CORPORATE BONDS (Cost $16,621,757)	17,350,885

CONVERTIBLE BONDS (26.1%)

		Airlines (0.2%)

2,000,000	HKD	Cathay Pacific Finance III, Ltd. 2.750%, 02/05/26	257,373

		Communication Services (3.3%)

813,000		Eventbrite, Inc.* 0.750%, 09/15/26	768,854

200,000		Kakao Corp. 0.000%, 04/28/23	303,504

1,190,000		Liberty Media Corp.* 0.500%, 12/01/50	1,317,830

515,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	671,411

436,000		Sea, Ltd. 2.375%, 12/01/25	1,355,332

200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	207,988

			4,624,919

		Consumer Discretionary (9.9%)

781,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,102,460

1,525,000		Cheesecake Factory, Inc. 0.375%, 06/15/26	1,430,603

106,000		DISH Network Corp. 2.375%, 03/15/24	102,717

152,000		Expedia Group, Inc.*^ 0.000%, 02/15/26	163,433

2,775,000		Ford Motor Company* 0.000%, 03/15/26	2,973,551

1,200,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	1,419,414

170,000		Liberty Broadband Corp.* 2.750%, 09/30/50	182,509

		Liberty Interactive, LLC

56,000		4.000%, 11/15/29	43,155

35,000		3.750%, 02/15/30	27,000

PRINCIPAL AMOUNT			VALUE

1,930,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	$2,063,614

400,000		Meituan 0.000%, 04/27/28	371,832

20,000		Peloton Interactive, Inc.* 0.000%, 02/15/26	18,925

730,000		Shake Shack, Inc.* 0.000%, 03/01/28	684,090

2,505,000		Vail Resorts, Inc.*^ 0.000%, 01/01/26	2,529,324

500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	682,046

			13,794,673

		Consumer Staples (0.9%)

1,415,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	1,268,090

		Financials (2.7%)

13,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 05/28/24	1,861,903

165,000		JPMorgan Chase Bank NA*^ 0.125%, 01/01/23	175,966

745,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	754,655

70,000,000	JPY	SBI Holdings, Inc. 0.000%, 07/25/25	694,659

200,000	EUR	SGX Treasury I Pte, Ltd. 0.000%, 03/01/24	248,712

			3,735,895

		Health Care (1.5%)

700,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	907,515

765,000		LivaNova USA, Inc. 3.000%, 12/15/25	1,210,046

			2,117,561

		Industrials (3.3%)

700,000	EUR	Duerr, AG 0.750%, 01/15/26	1,087,566

1,635,000		JetBlue Airways Corp.*^ 0.500%, 04/01/26	1,617,097

740,000		John Bean Technologies Corp.* 0.250%, 05/15/26	798,009

696,000		Southwest Airlines Company 1.250%, 05/01/25	1,022,633

			4,525,305

		Information Technology (2.7%)

400,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	420,316

730,000		ON Semiconductor Corp.*^ 0.000%, 05/01/27	776,866

900,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	1,170,999

1,195,000		Square, Inc.*^ 0.250%, 11/01/27	1,410,040

			3,778,221

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (0.8%)

250,000		BASF, SE 0.925%, 03/09/23	$250,905

725,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	906,982

			1,157,887

		Real Estate (0.7%)

800,000		Redfin Corp.* 0.500%, 04/01/27	770,392

200,000		Vingroup, JSC 3.000%, 04/20/26	215,012

			985,404

		Utilities (0.1%)

470,000	EUR	Voltalia, SA 1.000%, 01/13/25	178,752

		TOTAL CONVERTIBLE BONDS (Cost $34,451,389)	36,424,080

BANK LOANS (0.2%) ¡

		Communication Services (0.1%)

157,119		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	160,290

		Consumer Discretionary (0.0%)

20,000		At Home Group, Inc.! 0.000%, 06/24/28	20,025

10,000		At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	10,012

			30,037

		Information Technology (0.1%)

52,136		Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	51,769

		TOTAL BANK LOANS (Cost $240,428)	242,096

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (10.8%)

		Communication Services (1.5%)

1,620		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	2,049,835

		Consumer Discretionary (2.0%)

14,975		Aptiv, PLCµ 5.500%, 06/15/23	2,811,706

		Energy (0.0%)

1		Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.000% PIK rate	4,925

		Financials (1.1%)

29,750	BRL	Banco Bradesco, SA 0.000%	138,518

NUMBER OF SHARES			VALUE

16,140		KKR & Company, Inc.^ 6.000%, 09/15/23	$1,340,266

			1,478,784

		Health Care (2.1%)

1,475		Danaher Corp. 4.750%, 04/15/22	2,939,306

		Industrials (2.0%)

7,700		Clarivate, PLC 5.250%, 06/01/24	699,930

17,741		Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	2,093,438

			2,793,368

		Information Technology (0.8%)

765		Broadcom, Inc. 8.000%, 09/30/22	1,181,420

		Utilities (1.3%)

7,200		AES Corp.µ 6.875%, 02/15/24	729,936

19,761		NextEra Energy, Inc. 4.872%, 09/01/22	1,161,354

			1,891,290

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,307,338)	15,150,634

COMMON STOCKS (88.6%)

		Communication Services (6.2%)

7,500		Facebook, Inc. - Class A^#	2,672,250

710		Lumen Technologies, Inc.^	8,854

650	KRW	NAVER Corp.	244,986

970		Sea, Ltd.#	267,875

580	KRW	SK Telecom Company, Ltd.	151,922

43,210		Tencent Holdings, Ltd.^	2,644,452

2,500	HKD	Tencent Holdings, Ltd.	150,770

14,000		Walt Disney Company#~	2,464,280

			8,605,389

		Consumer Discretionary (11.6%)

12,100	HKD	Alibaba Group Holding, Ltd.#	295,515

7,725		Alibaba Group Holding, Ltd.#	1,507,843

78,400	MXN	Alsea, SAB de CV#	158,169

1,260		Amazon.com, Inc.^#	4,192,763

1		Arcos Dorados Holdings, Inc. - Class A^#	5

2,600	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	97,244

710		Chipotle Mexican Grill, Inc. - Class A^#	1,323,042

29,300	BRL	CVC Brasil Operadora e Agencia de Viagens, SA#	125,453

4,450	INR	Dixon Technologies India, Ltd.#	257,786

13,000		DR Horton, Inc.^	1,240,590

7,000	TWD	Eclat Textile Company, Ltd.	152,831

25,800		General Motors Company#	1,466,472

1,135	KRW	Hyundai Motor Company	216,007

54,800	INR	Indian Hotels Company, Ltd.	106,397

3,550	INR	Jubilant Foodworks, Ltd.#	180,431

32,500	HKD	Li Ning Company, Ltd.	343,243

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,160	EUR	LVMH Moet Hennessy Louis Vuitton, SE	$2,530,108

4,275		MakeMyTrip, Ltd.^#	121,667

117		MercadoLibre, Inc.#	183,538

10,200	ZAR	Mr Price Group, Ltd.	151,692

95,400	HKD	Samsonite International, SA*#	177,568

6,700	HKD	Shenzhou International Group Holdings, Ltd.	148,695

1,245		Tesla, Inc.^#	855,564

6,000		Trip.com Group, Ltd.#	155,580

2,800	HKD	Yum China Holdings, Inc.µ	171,581

			16,159,784

		Consumer Staples (4.6%)

12,300		Celsius Holdings, Inc.#	844,149

33,699		Coca-Cola Company^~	1,921,854

3,670		Costco Wholesale Corp.	1,577,073

500	CNY	Kweichow Moutai Company, Ltd. - Class A	130,230

12,799	HKD	L’Occitane International, SA	44,495

23,200		Mondelez International, Inc. - Class A	1,467,632

19,500	BRL	Raia Drogasil, SA	94,500

17,550	INR	Varun Beverages, Ltd.	178,837

54,700	MXN	Wal-Mart de Mexico, SAB de CV	180,206

			6,438,976

		Energy (2.9%)

2,110		Calfrac Well Services, Ltd.#	6,098

20,100	CAD	Canadian Natural Resources, Ltd.	663,287

479		Chaparral Energy, Inc. - Class A#	18,202

142		Chesapeake Energy Corp.	7,675

8,250		Chevron Corp.^	839,932

205		Denbury, Inc.#	13,471

654		Diamond Offshore Drilling, Inc.#	3,875

1,920		Energy Transfer, LP	18,931

2,075		Enterprise Products Partners, LP	46,833

341		EP Energy Corp.&#	33,759

16,215		Exxon Mobil Corp.	933,498

294		Gulfport Energy Operating Corp.#	20,080

2,598		Lonestar Resources US, Inc.&#	25,590

585		Magellan Midstream Partners, LP	27,261

101		Oasis Petroleum, Inc.^	9,263

4,474		Occidental Petroleum Corp.	116,771

6,100	INR	Reliance Industries, Ltd.	167,353

47,265	EUR	Royal Dutch Shell, PLC - Class A	960,109

776		Superior Energy Services, Inc.#	30,264

975		Targa Resources Corp.	41,057

787		Weatherford International, PLC^#	13,725

158		Whiting Petroleum Corp.#	7,410

450		Williams Companies, Inc.^	11,273

			4,015,717

		Financials (15.2%)

16,000	HKD	AIA Group, Ltd.	191,452

73,600	IDR	Bank Central Asia, Tbk PT	151,937

142,300	IDR	Bank Jago, Tbk PT#	176,596

71,825		Bank of America Corp.~	2,755,207

113,000	TWD	Cathay Financial Holding Company, Ltd.	219,933

13,300	TWD	Chailease Holding Company, Ltd.	110,372

42,500	HKD	China Merchants Bank Company, Ltd. - Class H	323,321

60,500	ZAR	FirstRand, Ltd.	224,427

24,500	MXN	Grupo Financiero Banorte, SAB de CV - Class O	158,498

NUMBER OF SHARES			VALUE

4,550	KRW	Hana Financial Group, Inc.	$171,665

139,900	INR	HDFC Bank, Ltd.	2,689,525

2,800	HKD	Hong Kong Exchanges & Clearing, Ltd.	178,947

5,985	INR	Housing Development Finance Corp., Ltd.	197,137

22,240		ICICI Bank, Ltd.^	413,442

161,800	EUR	ING Groep, NV	2,076,006

375,000	EUR	Intesa Sanpaolo, S.p.A	1,035,955

39,625		Itau Unibanco Holding, SA^	228,636

18,800		JPMorgan Chase & Company~	2,853,464

40,100	THB	Kasikornbank PCL	124,790

20,700		Morgan Stanley	1,986,786

23,700	EUR	NN Group, NV	1,178,278

2,975	HUF	OTP Bank Nyrt#	160,430

9,700		Sberbank of Russia, PJSC	161,311

11,150	INR	SBI Cards & Payment Services, Ltd.#	154,653

6,700	KRW	Shinhan Financial Group Company, Ltd.	227,084

82,950		UBS Group, AG^#	1,367,016

36,525		Wells Fargo & Companyµ^	1,677,958

			21,194,826

		Health Care (7.6%)

16,985	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	155,092

60,698		Alcon, Inc.^	4,418,814

5,960		Eli Lilly & Company	1,451,260

1,500	CHF	Lonza Group, AG	1,167,938

23,200		Novo Nordisk, A/S	2,148,320

1,400	CNY	Shenzhen Mindray Bio-Medical Electronics Company, Ltd. - Class A	84,938

2,150		UnitedHealth Group, Inc.^	886,273

24,500	HKD	Wuxi Biologics Cayman, Inc.*#	374,219

			10,686,854

		Industrials (7.6%)

12,250	ZAR	Barloworld, Ltd.	90,366

475		Boeing Company#	107,578

25,100		CAE, Inc.#	766,303

5,275		Caterpillar, Inc.	1,090,606

2,000	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	171,640

23,750	EUR	Deutsche Post, AG	1,609,565

5,800	JPY	FANUC Corp.	1,299,012

51,200	PHP	International Container Terminal Services, Inc.	159,270

1,694		McDermott International, Inc.#	561

13,600	EUR	Schneider Electric, SE	2,277,841

13,000	HKD	Techtronic Industries Company, Ltd.	231,820

4,915		Union Pacific Corp.	1,075,205

13,450		INR Voltas, Ltd.	191,894

10,400		Waste Management, Inc.µ	1,541,904

			10,613,565

		Information Technology (26.7%)

5,785		Accenture, PLC - Class Aµ	1,837,779

780	EUR	Adyen, NV*#	2,113,838

24,145		Apple, Inc.^	3,521,790

7,040		ASML Holding, NV^	5,397,849

2,000	TWD	eMemory Technology, Inc.	94,069

9,100	JPY	Fujitsu, Ltd.	1,548,187

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

635		Globant, SA^#	$151,867

47,000	TWD	Hon Hai Precision Industry Company, Ltd.	185,731

11,325		Infosys, Ltd.^	250,509

4,700	JPY	Keyence Corp.	2,617,912

10,000	TWD	MediaTek, Inc.	326,978

17,255		Microsoft Corp.^	4,916,122

16,140		NVIDIA Corp.	3,147,139

29,069		Oracle Corp.	2,533,073

22,130	KRW	Samsung Electronics Company, Ltd.	1,512,284

2,080	KRW	SK Hynix, Inc.	203,624

323,000	TWD	Taiwan Semiconductor

		Manufacturing Company, Ltd.	6,750,537

450		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	52,488

22,977	BRL	TOTVS, SA	155,996

			37,317,772

		Materials (5.9%)

44,025	EUR	ArcelorMittal, SA	1,537,592

4,100	INR	Asian Paints, Ltd.	162,992

214,400		Cemex, SAB de CV#	1,743,072

20,975	EUR	CRH, PLC	1,048,311

8,540	CAD	First Quantum Minerals, Ltd.	182,902

38,300		Freeport-McMoRan, Inc.	1,459,230

260	KRW	LG Chem, Ltd.	190,971

660	KRW	POSCO	209,917

6,200		PPG Industries, Inc.	1,013,824

22,450	INR	Tata Steel, Ltd.	433,870

9,600	INR	UPL, Ltd.	104,128

7,500		Vale, SA - Class B^	157,650

			8,244,459

		Real Estate (0.3%)

291,000	PHP	Ayala Land, Inc.	190,371

10,900	INR	Godrej Properties, Ltd.#	236,046

			426,417

		TOTAL COMMON STOCKS (Cost $109,173,813)	123,703,759

EXCHANGE-TRADED FUND (0.6%)

		Other (0.6%)

37,000		Invesco Senior Loan ETF^ (Cost $817,089)	815,110

PREFERRED STOCKS (0.2%)

		Communication Services (0.0%)

1,900		United States Cellular Corp.µ 6.250%, 09/01/69	52,782

		Consumer Discretionary (0.1%)

305		Guitar Center, Inc. 0.000%	34,656

211		Qurate Retail, Inc.µ 8.000%, 03/15/31	22,889

			57,545

NUMBER OF SHARES		VALUE

	Energy (0.1%)

2,635	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$61,395

2,335	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	58,819

2,270	NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	57,363

		177,577

	TOTAL PREFERRED STOCKS (Cost $280,644)	287,904

WARRANTS (0.0%) #

	Energy (0.0%)

164	Chesapeake Energy Corp. 02/09/26, Strike $32.13	4,100

147	Chesapeake Energy Corp. 02/09/26, Strike $27.63	4,209

91	Chesapeake Energy Corp. 02/09/26, Strike $36.18	1,962

256	Denbury, Inc. 09/18/25, Strike $32.59	8,507

95	Denbury, Inc. 09/18/23, Strike $35.41	2,845

2,607	Mcdermott International, Ltd. 06/30/27, Strike $15.98	0

2,347	Mcdermott International, Ltd. 06/30/27, Strike $12.33	0

	TOTAL WARRANTS (Cost $54,580)	21,623

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (3.3%) #

	Communication Services (1.6%)

18	Alphabet, Inc.

4,850,154	Call, 01/21/22, Strike $1,500.00	2,166,570

25	Sea, Ltd.

690,400	Call, 01/21/22, Strike $300.00	60,875

		2,227,445

	Consumer Discretionary (0.0%)

90	Coupang, Inc.

325,800	Call, 01/21/22, Strike $45.00	24,750

	Energy (0.0%)

55	Pioneer Natural Resources

799,535	Company

	Call, 09/17/21, Strike $170.00	9,625

	Information Technology (0.2%)

25	Adobe, Inc.

1,554,075	Call, 01/21/22, Strike $600.00	150,000

100	Kraneshares Csi China Internet

504,600	Call, 01/21/22, Strike $60.00	25,400

		175,400

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (1.5%)

	Invesco QQQ Trust Series

610 22,238,770	Put, 01/21/22, Strike $298.00	$360,205

325 11,848,525	Put, 09/30/21, Strike $335.00	135,200

185 6,744,545	Call, 01/21/22, Strike $347.00	599,862

440 227,040	iShares MSCI Emerging Markets Put, 09/30/21, Strike $53.00	108,240

	SPDR S&P 500 ETF Trust

480 21,048,480	Put, 01/21/22, Strike $378.00	380,640

270 11,839,770	Put, 09/30/21, Strike $405.00	116,100

155 6,796,905	Call, 01/21/22, Strike $440.00	291,555

421 1,211,217	VanEck Vectors Russia ETF Call, 01/21/22, Strike $27.00	115,775

135	Xtrackers Harvest CSI 300 China

508,410	A ETF Call, 01/21/22, Strike $40.00	17,010

		2,124,587

	TOTAL PURCHASED OPTIONS (Cost $3,137,995)	4,561,807

TOTAL INVESTMENTS (142.2%) (Cost $177,085,033)		198,557,898

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-8.6%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.6%)		(46,879,532)

NET ASSETS (100.0%)		$139,678,366

WRITTEN OPTIONS (-1.0%) #

	Other (-1.0%)

185	Invesco QQQ Trust Series

6,744,545	Call, 01/21/22, Strike $331.00	(821,585)

155	SPDR S&P 500 ETF Trust

6,796,905	Call, 01/21/22, Strike $420.00	(505,765)

	TOTAL WRITTEN OPTIONS (Premium $728,045)	(1,327,350)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $5,416,711.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $2,460,827.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021
	Value	% of Total Investments
US Dollar	$143,943,243	73.0%
European Monetary Unit	19,302,047	9.8%
New Taiwan Dollar	7,840,451	4.0%
Japanese Yen	6,159,770	3.1%
Indian Rupee	5,061,049	2.6%
Hong Kong Dollar	4,750,902	2.4%
South Korean Won	3,128,460	1.6%
Canadian Dollar	2,114,279	1.1%
Swiss Franc	1,167,938	0.6%
British Pound Sterling	682,046	0.3%
Chinese Yuan Renminbi	639,144	0.3%
Brazilian Real	514,467	0.2%
Mexican Peso	496,873	0.2%
South African Rand	466,485	0.2%
Philippine Peso	349,641	0.2%
Indonesian Rupiah	328,533	0.2%
Hungarian Forint	160,430	0.1%
Thai Baht	124,790	0.1%

Total Investments Net of Written Options	$197,230,548	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$176,356,988

Gross unrealized appreciation	27,420,064

Gross unrealized depreciation	(6,546,504)

Net unrealized appreciation (depreciation)	$20,873,560

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.